Note 15 - Segment Reporting	12 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Segment Reporting [Text Block]
15.	Segment Reporting

The Company has three reportable segments: digital assets, e-commerce, and client referral services. The reportable segments are identified based on the types of service performed.

The CODM analyzes the performance of the segments based on reportable segment revenue and reportable segment cost of revenue. No operating segments have been aggregated to form the reportable segments.

The Company does not allocate all assets to the reporting segments as these are managed on an entity-wide basis. Therefore, the Company does not separately disclose the total assets of its reportable operating segments.

The following tables present segment revenue and segment gross profit reviewed by the CODM:

The Year Ended June 30, 2026

	Digital assets	E-commerce	Client referral services	Total

Revenue from external customers	90	119	289	498

Less: cost of revenue
Maintenance and support fees to hosting facilities	(61)	-	-	(61)
Depreciation of digital asset mining equipment	(62)	-	-	(62)
Cost of inventory	-	(56)	-	(56)
Fulfillment and warehouse fees	-	(30)	-	(30)
Cost of packing and preparation	-	(5)	-	(5)

Segment gross (loss)/profit	(33)	28	289	284

The Year Ended June 30, 2024 and 2025

For the years ended June 30, 2024 and 2025, the Company has only one reportable segment of client referral services.